Consolidated Statements of Shareholders' Equity ¥ in Thousands		Share capital CNY (¥) shares		Share capital USD ($) shares	Additional paid-in capital CNY (¥)		Additional paid-in capital USD ($)	Statutory reserves CNY (¥)		Statutory reserves USD ($)	Retained earnings (accumulated deficit) CNY (¥)		Retained earnings (accumulated deficit) USD ($)	Accumulated other comprehensive income CNY (¥)		Accumulated other comprehensive income USD ($)	Total Bright Scholar Education Holdings Limited shareholders’ equity CNY (¥)		Total Bright Scholar Education Holdings Limited shareholders’ equity USD ($)	Non-controlling interests CNY (¥)		Non-controlling interests USD ($)	Non- controlling interests of discontinued operations CNY (¥)		Non- controlling interests of discontinued operations USD ($)	CNY (¥) shares	USD ($) shares
Balance (in Dollars)		¥ 8			¥ 1,727,020			¥ 2,531			¥ 648,944			¥ 168,324			¥ 2,546,827			¥ 150,387			¥ 109,662			¥ 2,806,876
Balance (in Shares) | shares		118,957,153		118,957,153
Balance at Aug. 31, 2021		¥ 8			1,727,020			2,531			648,944			168,324			2,546,827			150,387			109,662			2,806,876
Balance (in Shares) at Aug. 31, 2021 | shares		118,957,153		118,957,153
Net (loss)/income for the year											(709,340)						(709,340)			(629)			6,432			(703,537)
Capital injection					1,000												1,000			4,630			1,530			7,160
Foreign currency translation adjustment														(133,923)			(133,923)			83						(133,840)
Repurchase of ordinary shares					(9,245)	[1]											(9,245)	[1]			[1]			[1]		(9,245)
Cancellation of Treasury Stock			[2]			[2]
Cancellation of Treasury Stock (in Shares) | shares	[1]	(287,358)		(287,358)
Share-based compensation					(816)												(816)									(816)
Provision for statutory reserves								12,341			(12,341)
Distribution of dividends to non-controlling interest shareholders			[3]			[3]			[3]			[3]			[3]			[3]		(6,149)	[3]		(21,324)	[3]		(27,473)
Acquisition of additional interest in subsidiaries of non-controlling interests					(24,601)												(24,601)			(6,798)			(12,183)			(43,582)
Balance at Aug. 31, 2022		¥ 8			1,693,358			14,872			(72,737)			34,401			1,669,902			141,524			84,117			1,895,543
Balance (in Shares) at Aug. 31, 2022 | shares		118,669,795		118,669,795
Balance (in Dollars)		¥ 8			1,693,358			14,872			(72,737)			34,401			1,669,902			141,524			84,117			1,895,543
Balance (in Shares) | shares		118,669,795		118,669,795
Net (loss)/income for the year											(395,134)						(395,134)			1,607			6,704			(386,823)
Disposal of subsidiaries					8,282	[4]			[4]			[4]			[4]		8,282	[4]		2,181	[4]			[4]		10,463
Exemption for future capital injection					3,607												3,607						(3,607)
Capital injection																				5			760			765
Foreign currency translation adjustment														137,829			137,829			(54)						137,775
Provision for statutory reserves								5,283			(5,283)
Distribution of dividends to non-controlling interest shareholders			[3]			[3]			[3]			[3]			[3]			[3]		(33,108)	[3]		(25,196)	[3]		(58,304)
Acquisition of additional interest in subsidiaries of non-controlling interests					(7,877)												(7,877)						(19,886)			(27,763)
Balance at Aug. 31, 2023		¥ 8			1,697,370			20,155			(473,154)			172,230			1,416,609			112,155			42,892			¥ 1,571,656
Balance (in Shares) at Aug. 31, 2023 | shares		118,669,795		118,669,795																						118,669,795	118,669,795
Balance (in Dollars)		¥ 8			1,697,370			20,155			(473,154)			172,230			1,416,609			112,155			42,892			¥ 1,571,656
Balance (in Shares) | shares		118,669,795		118,669,795																						118,669,795	118,669,795
Net (loss)/income for the year											(996,279)						(996,279)			(17,296)			(19,286)			¥ (1,032,861)	$ (145,678,000)
Disposal of a VIE to a shareholder of the Company (Note 2)					69,213												69,213						2,081			71,294	71,294
Disposal of subsidiaries					8,806			(3,963)			(4,843)									(1,146)			(12,169)			(13,315)
Foreign currency translation adjustment														19,167			19,167			25						19,192	2,707,000
Share-based compensation					8,101												8,101									8,101
Provision for statutory reserves								343			(343)
Distribution of dividends to non-controlling interest shareholders									[3]			[3]			[3]			[3]		(4,441)	[3]		(13,518)	[3]		(17,959)
Balance at Aug. 31, 2024		¥ 8		$ 1,000	1,783,490		$ 251,550,000	16,535		$ 2,332,000	(1,474,619)		$ (207,986,000)	191,397		$ 26,995,000	516,811		$ 72,892,000	89,297		$ 12,595,000				¥ 606,108	$ 85,487,000
Balance (in Shares) at Aug. 31, 2024 | shares		118,669,795		118,669,795																						118,669,795	118,669,795
Balance (in Dollars)		¥ 8		$ 1,000	¥ 1,783,490		$ 251,550,000	¥ 16,535		$ 2,332,000	¥ (1,474,619)		$ (207,986,000)	¥ 191,397		$ 26,995,000	¥ 516,811		$ 72,892,000	¥ 89,297		$ 12,595,000				¥ 606,108	$ 85,487,000
Balance (in Shares) | shares		118,669,795		118,669,795																						118,669,795	118,669,795

[1]	The repurchase of ordinary shares is accounted for under the cost method whereby the entire cost of the acquired ordinary shares is recorded as treasury stock. During the year ended August 31, 2022, the Group repurchased a total of 258,731 ordinary shares from the market for a cash consideration of RMB 9,245. Total of 287,358 ordinary shares had been cancelled by the Group during the year ended August 31, 2022. As of August 31, 2023 and 2024, the number of treasury stock is nil.
[2]	The amount is less than RMB one thousand.
[3]	The Group has distributed a cash dividend of RMB 27,473, RMB 58,304 and RMB 17,959 to the non-controlling interest shareholders during the years ended August 31, 2022, 2023 and 2024, respectively. The cash dividend has been fully paid as of August 31, 2022, 2023 and 2024, respectively.
[4]	During the year ended August 31, 2023, the Company disposed of a subsidiary to Wuhan Sannew Education Development Co., Ltd. (“Wuhan Sannew”) with a total consideration of RMB 1,000, which equals to the share capital of the disposed subsidiary. Wuhan Sannew is one of the affected entities, which had been deconsolidated due to the effectiveness of the Implementation Rules on August 31, 2021. The difference of RMB 8,282 between the consideration of RMB 1,000 and the carrying amounts of the net assets transferred of RMB (9,463) including the non-controlling interests of RMB (2,181) is recognized in additional paid-in capital of the Company.